Commitments - Summary of Amounts Recognized In The Statement of Profit Or Loss (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Amounts Recognized In The Statement Of Profit Or Loss [Abstract]
Depreciation of right-of-use assets	[1]	$ (1,201)	$ (1,026)	$ (1,273)
Interest on lease liabilities	[1]	$ (1,022)	$ (869)	$ (918)

[1]	Depreciation of right-of-use assets and interest on lease liabilities include amounts of US$ 35 and US$ 5 respectively related to leasing of office spaces from a related party in Santiago.